Other financing arrangements - Additional Information (Details)	1 Months Ended									2 Months Ended			7 Months Ended	12 Months Ended
	Nov. 30, 2021 USD ($) vessel TEU	Oct. 31, 2021 USD ($) TEU vessel	Aug. 31, 2021 USD ($) vessel TEU	Jun. 30, 2021 USD ($) TEU vessel	May 31, 2021 USD ($) TEU vessel	Apr. 30, 2021 USD ($) vessel TEU	Mar. 31, 2021 USD ($) TEU	Jan. 31, 2021 USD ($) TEU vessel	Oct. 31, 2020 USD ($) TEU vessel	Nov. 30, 2020 USD ($) TEU vessel	Sep. 30, 2020 USD ($) TEU vessel	Apr. 30, 2020 USD ($) vessel TEU	Jan. 31, 2018 USD ($) TEU vessel	Dec. 31, 2023 USD ($) vessel TEU	Dec. 31, 2022 USD ($) TEU vessel
Sale Leaseback Transaction [Line Items]
Weighted average rate of interest, including the margin														7.36%	6.62%
Leases for Five 11000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels								1	1				5
Capacity in TEUs | TEU							11,000	11,000	11,000				11,000
Financing from counterparty | $							$ 83,700,000						$ 420,750,000
Terms of leases													17 years
Prepayment on remaining balances of lease term | $								$ 69,166,000	$ 71,084,000
Leases for Five 11000 TEU Vessels | Secured Overnight Financing Rate | Minimum
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage									2.65%
Leases for Five 11000 TEU Vessels | Secured Overnight Financing Rate | Maximum
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage									3.30%
Leases for Four 12000 TEU vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels												4
Capacity in TEUs | TEU												12,000
Financing from counterparty | $												$ 337,732,000
Terms of leases												10 years
Leases for Four 12000 TEU vessels | Secured Overnight Financing Rate
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage												2.85%
Leases for Two 13000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels											2
Capacity in TEUs | TEU											13,000
Financing from counterparty | $											$ 138,225,000
Terms of leases											10 years
Leases for Two 13000 TEU Vessels | Secured Overnight Financing Rate
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage											3.01%
Leases for Two 12000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels										2
Capacity in TEUs | TEU										12,000
Financing from counterparty | $										$ 158,400,000
Leases for Two 12000 TEU Vessels | Secured Overnight Financing Rate | Minimum
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage										2.50%
Leases for Two 12000 TEU Vessels | Secured Overnight Financing Rate | Maximum
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage										2.75%
Leases for Two 12000 TEU Vessels, 10 Year Term
Sale Leaseback Transaction [Line Items]
Terms of leases										10 years
Leases for Two 12000 TEU Vessels, 12 Year Term
Sale Leaseback Transaction [Line Items]
Terms of leases										12 years
Leases For Three Vessels Between 10,000 And 13,100 TEU
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels						3
Refinancing from counterparty | $						$ 235,000,000
Leases For Three Vessels Between 10,000 And 13,100 TEU | Minimum
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU						10,000
Terms of leases						96 months
Leases For Three Vessels Between 10,000 And 13,100 TEU | Maximum
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU						13,100
Terms of leases						162 months
Leases For Three Vessels Between 10,000 And 13,100 TEU | Secured Overnight Financing Rate
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage						3.01%
Leases For Three 12200 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels						3
Capacity in TEUs | TEU						12,200
Financing from counterparty | $						$ 243,000,000
Terms of leases						12 years
Leases For Three 12200 TEU Vessels | Secured Overnight Financing Rate
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage						2.60%
Leases For Two 12200 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels					2
Capacity in TEUs | TEU					12,200
Financing from counterparty | $					$ 162,000,000
Terms of leases					10 years
Leases For Two 12200 TEU Vessels | Secured Overnight Financing Rate
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage					2.95%
Leases For Six 7000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels		6
Capacity in TEUs | TEU		7,000
Financing from counterparty | $		$ 445,000,000
Number of vessels at a pre-determined purchase price		4
Number of taken delivery vessels														2
Number of vessels with sale-leaseback financing completed														2
Proceeds from sale-leaseback financing | $														$ 148,252,000
Proceeds from lease financing | $														$ 82,362,000
Leases For Six 7000 TEU Vessels | Secured Overnight Financing Rate
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage		2.71%
Leases For Eight Vessels Between 16,000 And 24,000 TEU
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels				8
Financing from counterparty | $				$ 895,320,000
Number of taken delivery vessels														4
Number of vessels with sale-leaseback financing completed														4
Proceeds from sale-leaseback financing | $														$ 471,240,000
Proceeds from lease financing | $														$ 94,240,000
Leases For Eight Vessels Between 16,000 And 24,000 TEU | Minimum
Sale Leaseback Transaction [Line Items]
Capacity in TEUs | TEU				16,000
Leases For Eight Vessels Between 16,000 And 24,000 TEU | Maximum
Sale Leaseback Transaction [Line Items]
Capacity in TEUs				24,000
Leases For Eight Vessels Between 16,000 And 24,000 TEU | Secured Overnight Financing Rate
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage				2.50%
Leases For Six 15500 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels			6
Capacity in TEUs | TEU			15,500
Financing from counterparty | $			$ 661,826,000
Number of taken delivery vessels														3
Number of vessels with sale-leaseback financing completed														3
Proceeds from sale-leaseback financing | $														$ 325,393,000
Leases For Six 15500 TEU Vessels | Secured Overnight Financing Rate
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage			2.50%
Leases For Six 15000 TEU And Four 7000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Financing from counterparty | $	$ 889,651,000
Proceeds from lease financing | $														$ 0
Leases For Six 15000 TEU And Four 7000 TEU Vessels | Secured Overnight Financing Rate
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage	2.45%
Leases For Six 15000 TEU
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels	6
Capacity in TEUs | TEU	15,000
Leases For Four 7000 TEU
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels	4
Capacity in TEUs | TEU	7,000
Leases For Two 12000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels															2
Capacity in TEUs | TEU															12,000
Terms of leases															13 years 3 months
Number of vessels with sale-leaseback financing completed															2
Proceeds from sale-leaseback financing | $															$ 226,000,000
Leases For Two 12000 TEU Vessels | Minimum
Sale Leaseback Transaction [Line Items]
Option to purchase lease period															5 years
Leases For Two 12000 TEU Vessels | Maximum
Sale Leaseback Transaction [Line Items]
Option to purchase lease period															7 years 11 months
Leases For Two 12000 TEU Vessels | Secured Overnight Financing Rate
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage															1.80%
Leases For Four 11800 and Four 15000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels														8
Terms of leases														14 years
Proceeds from sale-leaseback financing | $														$ 818,400,000
Option to purchase lease period														9 years 6 months
Leases For Four 11800 and Four 15000 TEU Vessels | Secured Overnight Financing Rate
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage														1.40%
Leases For Four 11800 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels														4
Capacity in TEUs | TEU														11,800
Leases For Four 15000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels														4
Capacity in TEUs | TEU														15,000
Leases For Seven 15000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels														7
Capacity in TEUs | TEU														15,000
Terms of leases														14 years
Proceeds from sale-leaseback financing | $														$ 950,807,000
Proceeds from lease financing | $														$ 60,930,000
Option to purchase lease period														9 years 6 months
Leases For Seven 15000 TEU Vessels | Secured Overnight Financing Rate | Minimum
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage														1.10%
Leases For Seven 15000 TEU Vessels | Secured Overnight Financing Rate | Maximum
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage														1.70%
Leases For Three 7000 TEU Vessels
Sale Leaseback Transaction [Line Items]
Lease financing, number of vessels														3
Capacity in TEUs | TEU														7,000
Terms of leases														13 years 6 months
Proceeds from sale-leaseback financing | $														$ 303,220,000
Option to purchase lease period														9 years 6 months
Leases For Three 7000 TEU Vessels | Secured Overnight Financing Rate
Sale Leaseback Transaction [Line Items]
Lease payments include an interest component based on SOFR plus margin percentage														1.40%